Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2017	211,843,385
Balance as at Dec. 31, 2017	$ 2,507,485,432	$ (146,851,907)	$ (101,171,801)	$ 122,317	$ 2,259,584,041
Proceeds from issuance of Units (note 7)	$ 73,510,590				73,510,590
Cost of redemption of Units (note 7) (in number of units)	(24,948,653)
Cost of redemption of Units (note 7)	$ (249,486,530)	(2,325,367)			(251,810,466)
Cost of redemption of Units (note 7)				1,431
Net income (loss) for the year		(56,172,761)			(56,172,761)
Balance as (in number of units) at Dec. 31, 2018	193,642,388
Balance as at Dec. 31, 2018	$ 2,331,509,492	(205,350,035)	(101,774,635)	123,748	2,024,508,570
Proceeds from issuance of Units (note 7) (in number of units)	6,747,656
Underwriting commissions and issue expenses			(602,834)		(602,834)
Proceeds from issuance of Units (note 7)	$ 107,373,190				107,373,190
Cost of redemption of Units (note 7) (in number of units)	(2,619,756)
Cost of redemption of Units (note 7)	$ (26,197,558)	(3,430,592)			(29,627,225)
Cost of redemption of Units (note 7)				925
Net income (loss) for the year		360,214,317			360,214,317
Balance as (in number of units) at Dec. 31, 2019	200,247,688
Balance as at Dec. 31, 2019	$ 2,412,685,124	$ 151,433,690	(102,026,717)	$ 124,673	2,462,216,770
Proceeds from issuance of Units (note 7) (in number of units)	9,225,056
Underwriting commissions and issue expenses			$ (252,082)		$ (252,082)